GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
General [Abstract]
GENERAL
NOTE 1  - GENERAL:

a.
Silexion Therapeutics Corp (“New Silexion”) (hereinafter -"the Company" or the “combined company”)  is a newly formed entity that was formed for the purpose of effecting the Transactions (see below), and now serves as a publicly-traded holding company of its subsidiaries — including Moringa Acquisition Corp (“Moringa” or “the SPAC”), a Cayman Islands exempted company and Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (“Silexion”), an Israeli limited company— after the closing of the Transactions (the “Closing”).

b.	Financial Information Presented:

From its formation on April 2, 2024 until the consummation of the Transactions on August 15, 2024, the Company had no operations and had been formed for the sole purpose of entering into the Transactions and serving as the publicly-traded company following the Transactions. Silexion, on the other hand, as the accounting acquirer in the Transactions and the predecessor entity to the Company from an accounting perspective, had active operations during earlier periods of time, prior to the Transactions. Consequently, these financial statements reflect the information of Silexion (as the predecessor entity to the Company) until August 15, 2024 and the information of New Silexion (as the combined company following the Transactions) from that date forward.

c.	Subsidiaries:

The Company has three subsidiaries as of September 30, 2024:

1.
Silenseed (China) Ltd. On April 28, 2021, Silexion (as the predecessor entity to the Company) signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (“GIBF”) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd. (hereinafter - the "Subsidiary"). As of September 30, 2024, following transfer of all interests in the Subsidiary to the Company as part of the Transactions, the Company owns (directly or indirectly) 100% of the shares of the Subsidiary. The Subsidiary has no significant operations as of September 30, 2024 (see Note c).

2.
Moringa. Prior to the Transactions, Moringa’s  class A ordinary shares and warrants were listed for trading on the Nasdaq Capital Market (Nasdaq: MACA and MACAW). As part of the Transactions, Moringa merged with a wholly-owned subsidiary of the Company and now serves as an inactive, wholly-owned subsidiary of the Company.

3.
Silexion. Silexion was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, Silexion has been engaged in one operating segment - the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. Silexion’s long-lived assets are located in Israel..

4.	The Company, the Subsidiary, Moringa and Silexion are together referred to hereinafter as “the Group”.

d.
On April 3, 2024, Silexion entered into an Amended and Restated Business Combination Agreement (hereinafter, “A&R BCA”) with the SPAC, New Silexion, August M.S. Ltd. an Israeli company and wholly-owned subsidiary of New Silexion (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and wholly-owned subsidiary of New Silexion (“Merger Sub 2”). Under the A&R BCA, both Silexion and the SPAC were toi become wholly-owned subsidiaries of New Silexion, which was to become  a publicly-held, Nasdaq-listed entity (the A&R BCA and related transactions: the “Transactions”).

On August 15, 2024, the parties completed the Transactions pursuant to which Merger Sub 2 merged with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “SPAC Merger”), and Merger Sub 1 merged with and into Silexion, with Silexion continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “Acquisition Merger”).

Upon the effectiveness of the SPAC Merger, each outstanding SPAC Class A ordinary share and the sole outstanding SPAC Class B ordinary share was converted into an ordinary share of New Silexion on a one-for-one basis. Each outstanding warrant to purchase one SPAC Class A ordinary share was converted into a warrant to purchase one New Silexion ordinary share, at the same exercise price. Upon the effectiveness of the Acquisition Merger, each outstanding ordinary share and each outstanding preferred share of Silexion was converted into 3.9829 shares of New Silexion before adjustment for reverse share split (the “Silexion Equity Exchange Ratio”). See below for post – reverse share split figures. Each outstanding Silexion warrant and Silexion option to purchase one Silexion share, and Silexion restricted share unit (RSU) that may be potentially settled for one Silexion share, was to become exercisable for, or became subject to settlement for (as applicable), such number of New Silexion ordinary shares as were equal to the Silexion Equity Exchange Ratio. The exercise price per New Silexion ordinary share of each such converted Silexion option and Silexion warrant was to be adjusted based on dividing the existing per share exercise price by the Silexion Equity Exchange Ratio. The terms of vesting, exercise and/or settlement, as applicable, of such converted options, warrants and RSUs were to remain the same following such conversion, except that the vesting of each Silexion option was to accelerate immediately prior to the Acquisition Merger, such that the New Silexion option into which it was to be converted was to be fully vested, and all Silexion warrants were to be exercised (on a cashless basis) immediately prior to the Acquisition Merger.

Immediately prior to the Closing seven directors were elected to New Silexion’s board of directors, of whom five were designated by Silexion and two were designated by the SPAC’s sponsor (the “Sponsor”).

The A&R BCA also required, as a closing condition, the transfer of the remaining outstanding shares of the Subsidiary held by GIBF to Silexion prior to the closing of the Business Combination in exchange for the issuance to GIBF of shares of Silexion, which were to be converted into ordinary shares of New Silexion in accordance with the Silexion Equity Exchange Ratio upon the closing.

e.
In connection with the closing of the Transactions, the ordinary shares and warrants of New Silexion are now listed on the Nasdaq Global Market and began trading under the symbols “SLXN” and “SLXNW”, respectively.

f.	For more information on instruments issued as part of the Transactions, see Note 3.

g.
The Transactions were accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, Silexion was treated as the accounting acquirer and the SPAC was treated as the “acquired” company for financial reporting purposes. Silexion was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•       Silexion’s shareholders were to hold approximately 61.55% of the outstanding voting interests in New Silexion upon the closing of the Transactions;
•       Silexion’s senior management were to comprise the senior management of New Silexion;
•       the directors nominated by Silexion were to constitute a majority of the board of directors of New Silexion (five out of seven of the initial directors);
•       Silexion’s operations were to comprise the ongoing operations of New Silexion; and
•       Silexion’s name was to be the name used by New Silexion (in replacement of Biomotion Sciences).

Under the reverse recapitalization accounting method, the Transactions were deemed to be the equivalent of a capital transaction in which Silexion issued shares for the net assets of the SPAC. The net assets of the SPAC were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Transactions are those of Silexion.

In accordance with the applicable guidance to reverse recapitalization, the equity structure has been retroactively adjusted in all comparative periods up to the date of the Closing (the “Closing Date”), to reflect the number of New Silexion’s Ordinary Shares, $0.0001 par value per share issued to legacy Silexion shareholders in connection with the reverse recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Silexion shareholders prior to the reverse recapitalization have been retroactively restated as shares reflecting the exchange ratio established pursuant to the Transactions. In conjunction with the reverse recapitalization, Silexion’s Ordinary Shares underwent a 1-for-3.9829 conversion. After adjustment for the reverse share split, the conversion rate is 0.4425 New Silexion Ordinary Shares, $0.0009 par value, for each legacy Silexion share.

On November 19, 2024, the Company’s shareholders approved a 1-for-9 reverse share split of the Company’s Ordinary Shares. On November 29, 2024, the reverse share split became effective. All references made to Ordinary Shares, preferred shares and per share amounts (both of the Company and New Silexion) in these unaudited consolidated financial statements, unless otherwise indicated, have been retroactively adjusted to reflect the reverse share split.

h.
In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

In parallel, there have been continued hostilities along Israel’s northern border, as the Hezbollah terrorist organization based in Lebanon has conducted rocket, drone, and, more recently, missile attacks against Israel. The hostilities with Hezbollah have escalated recently, prompting Israel to send its ground forces into southern Lebanon to destroy terrorist positions and infrastructure used by Hezbollah for attacks on northern and central Israel, which had caused the displacement of residents in northern Israel since early in the war. There have also been rocket, drone and missile attacks against Israel by the Houthi movement in Yemen and from Iran.

The Company’s headquarters are located in the central region of Israel. As of the issuance date of these consolidated financial statements, these conflicts have not had a material impact on the Company’s results of operations or financial position, if at all. The Company cannot currently predict the intensity or duration of Israel’s war, however, as most of the Company’s trials are not executed in Israel, the Company does not believe the recent terrorist attack and the subsequent escalation will have any material impact on its ongoing operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital.

i.	Going concern:

Since its inception, the Company (and, prior to the Transactions, its predecessor, Silexion) has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company (or, for those periods prior to the Transactions, its predecessor, Silexion) has incurred losses of $14,772 and $5,108 for the nine-months period ended on September 30, 2024 and for the year ended December 31, 2023, respectively. During the nine-month period ended on September 30, 2024, the Company (including Silexion, for periods prior to the Transactions) had negative operating cash flows of $5,470. As of September 30, 2024, the Company had cash and cash equivalents of $1,973. On August 15, 2024, Silexion completed a business combination with the SPAC.

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern (see Note 1 (d)).

NOTE 1  - GENERAL:

a.
Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (hereinafter -"the Company") was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, the Company has been engaged in one operating segment – the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. The Company’s long-lived assets are located in Israel.

b.
On April 28, 2021, the Company signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (GIBF) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd (hereinafter - the "Subsidiary"). The Company owns 51% of the shares of the Subsidiary. The Subsidiary has not yet started significant operations as of December 31, 2023. The Company and Silenseed (China) Ltd., together - “the Group” (see Note 9d).

c.
On April 3, 2024, the Company entered into an Amended and Restated Business Combination Agreement (hereinafter, “A&R BCA”) with Moringa acquisition Corp (the “SPAC“), Biomotion Sciences, August M.S. Ltd. and Moringa Acquisition Merger Sub Corp (hereinafter - the “Business Combination”) which replaced an earlier business combination agreement, for further information see Note 15(a) and (b). Subsequently, Biomotion Sciences changed its name to Silexion Therapeutics Corp (“New Silexion”).

The A&R BCA was accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, the Company was treated as the accounting acquirer and the SPAC was treated as the “acquired” company for financial reporting purposes.

Under the reverse recapitalization accounting method, the A&R BCA was deemed to be the equivalent of a capital transaction in which Silexion issued shares for the net assets of the SPAC. Operations prior to the A&R BCA are those of Silexion.

In accordance with the applicable guidance to reverse recapitalization, the equity structure has been retroactively adjusted in all comparative periods up to the date of the Closing (the “Closing Date”), to reflect the number of New Silexion’s Ordinary Shares, $0.0001 par value per share (prior to reverse share split, see below) issued to legacy Silexion shareholders in connection with the reverse recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Silexion shareholders prior to the reverse recapitalization have been retroactively restated as shares reflecting the exchange ratio established pursuant to the Transactions. In conjunction with the reverse recapitalization, Silexion’s Ordinary Shares underwent a 1-for-3.9829 conversion (prior to reverse share split, see below). Also, under ASC 250, the reporting entity changed such that financial statements covering periods prior to the Closing Date are now deemed to be those of New Silexion.

On November 22, 2024, New Silexion announced a prospective 1-for-9 reverse share split of all of its issued and outstanding, and authorized but unissued, Ordinary Shares. See Note 13. The reverse share split was to result in a corresponding increase in the par value of New Silexion’s Ordinary Shares, from $0.0001 per share to $0.0009 per share. No fractional shares were to be issued as a result of the reverse split, as any fractional share totals to which shareholders became entitled were to be rounded up to the nearest whole number of shares. The reverse share split became effective after market close on November 27, 2024 and was reflected at the start of trading in New Silexion’s Ordinary Shares on November 29, 2024. Unless otherwise noted, all Ordinary Shares, preferred shares and per share amounts contained in these consolidated financial statements (both of the Company and New Silexion) have been retroactively adjusted to reflect a 1-for-9 reverse share split.

d.
In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

The Company’s headquarters are located in Modiin, Israel. As of the issuance date of these consolidated financial statements, the conflict between Israel and Hamas has not had a material impact on the Company’s results of operations or financial position, if at all. The Company cannot currently predict the intensity or duration of Israel’s war against Hamas, however, as most of the Company’s trials are not executed in Israel, the Company does not believe the recent terrorist attack and the subsequent declaration of war by the Israeli government against the Hamas terrorist organization will have any material impact on its ongoing operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Any hostilities involving Israel, or the interruption or curtailment of trade within Israel or between Israel and its trading partners could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital.

e.	Going concern:

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred losses of $5,108 and $3,488 for the years ended on December 31, 2023  and 2022, respectively. During the years ended on December 31, 2023 and 2022, the Company had negative operating cash flows of $4,529 and $3,335, respectively.  As of December 31, 2023, the Company had cash and cash equivalents of $4.6 million. The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.